Inventories	6 Months Ended
Dec. 31, 2021
Inventories [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consisted of the following:

	December 31, 2021	June 30, 2021
	(unaudited)
Merchant products	$770,468	$1,045,478
Raw materials	2,073	10,136
Packaging and other supplies	155,447	367,622
Other products	13,791	43,760
	941,779	1,466,996
Less: inventory write-down	-	-
Total inventories	$941,779	$1,466,996